Disclosure of detailed information about discontinued operations - cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Operating activities before working capital changes	$ 16,077	$ 21,170	$ 21,058
Changes in non-cash working capital	(2,637)	7,704	(8,478)
Operating activities	13,440	28,874	12,580
Investing activities	(13,387)	(30,879)	(36,784)
Financing activities and effect of foreign exchange rates	(1,033)	(4,582)	(5,715)
Net cash flow from (used in) discontinued operations	$ (980)	$ (6,587)	$ (29,919)